Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 11, 2024
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-41356
Entity Registrant Name	Electra Battery Materials Corp
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	133 Richmond Street W, Suite 602
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
Entity Address, Country	CA
Title of 12(b) Security	Common Shares
Trading Symbol	ELBM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding			55,851,327
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001907184
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	MNP LLP	KPMG LLP
Auditor Location	Toronto ON	Toronto, Canada
Auditor Firm ID	1930	85
Business Contact
Document and Entity Information
Contact Personnel Name	Trent Mell
Entity Address, Address Line One	133 Richmond Street W, Suite 602
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
City Area Code	416
Local Phone Number	900-3891